Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 720,132	€ 363,641	€ 266,718
Cost of sales	(94,915)	(44,258)	(44,395)
Gross profit	625,217	319,383	222,323
Research and development expenses	(303,621)	(307,004)	(413,454)
Selling, general, and administrative expenses	(457,867)	(291,142)	(264,410)
Operating profit/(loss)	(136,271)	(278,763)	(455,541)
Share of profit/(loss) of associates	16,308	(20,060)	(18,395)
Finance income	113,999	25,609	43,857
Finance expenses	(206,687)	(100,027)	(44,065)
Profit/(loss) before tax	(212,651)	(373,241)	(474,144)
Income taxes (expenses)	(15,383)	(4,843)	(7,303)
Net profit/(loss) for the year	(228,034)	(378,084)	(481,447)
Attributable to owners of the Company	€ (228,034)	€ (378,084)	€ (481,447)
Basic earnings/(loss) per share	€ (3.76)	€ (6.53)	€ (8.55)
Diluted earnings/(loss) per share	€ (3.76)	€ (6.53)	€ (8.55)
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	€ (228,034)	€ (378,084)	€ (481,447)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations	(3,538)	1,062	(2,731)
Other comprehensive income/(loss) for the year, net of tax	(3,538)	1,062	(2,731)
Total comprehensive income/(loss)	(231,572)	(377,022)	(484,178)
Attributable to owners of the Company	€ (231,572)	€ (377,022)	€ (484,178)